Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 9,585	kr 10,691
Contingent liabilities
Guarantee commitments	7,684	4,802
Commitments
Committed undisbursed loans	kr 58,506	kr 75,369